PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost:	$ 109,783	$ 77,827
Accumulated depreciation:	53,897	43,367
Net book value	55,886	34,460
Depreciation of property, plant and equipment	8,621	6,475	$ 5,875
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	64,135	48,861
Accumulated depreciation:	43,414	36,932
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	6,301	4,602
Accumulated depreciation:	2,833	883
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	34,166	24,364
Accumulated depreciation:	7,650	5,552
Land and building [Member]
Property, Plant and Equipment [Line Items]
Cost:	5,181	0
Accumulated depreciation:	$ 0	$ 0